New Accounting Standards (Details Narrative)	Jun. 30, 2022	Dec. 31, 2021
ASU 2019-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true
ASU 2020-06 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true
ASU 2021-10
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
ASU 2021-04
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
ASU 2021-05
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true